GOODWILL (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) segment item	Dec. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)
Goodwill
Goodwill, beginning balance		$ 6,232,770
Impairment		$ (6,232,770)
Number of reporting units | item	1
Number of Operating Segments | segment	1
Fair value of goodwill	$ 0		$ 0
Minimum
Goodwill
Discount rate used for fair value of goodwill	20.00%